Inventories	12 Months Ended
Dec. 31, 2019
Inventories
	December 31,
	2019	2018
	US$’000	US$’000

Raw materials	85	96
Work in progress	29	21
Finished goods	472	284
	586	401

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2019, and 2018, write-down of inventories amounted to US$35,000 and (US$5,000), respectively, which were charged / (credited) to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
	December 31,
	2019	2018
	RMB’000	RMB’000

Raw materials	5,742	11,963
Finished goods	13	-

	5,755	11,963